Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended		71 Months Ended
	Jun. 30, 2024	Jun. 30, 2024		Jun. 30, 2024		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jul. 26, 2018
C000230760 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Abraham Fortress Fund (Class I/FORTX)
Account Value	$ 37,712	$ 37,712		$ 37,712		$ 33,659	$ 31,715	$ 31,897	$ 27,954	$ 24,857	$ 25,000
Average Annual Return, Percent	12.04%	8.68%	[1]	7.17%	[1]
C000230762 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Abraham Fortress Fund (Class K/FORKX)
Account Value	$ 37,913	$ 37,913		$ 37,913		33,818	31,807	31,981	28,003	24,877	25,000
Average Annual Return, Percent	12.11%	8.79%	[2]	7.28%	[2]
Seventy 30 Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	70/30 Blended Index
Account Value	$ 37,592	$ 37,592		$ 37,592		32,921	29,605	34,420	27,254	26,066	25,000
Average Annual Return, Percent	14.19%	7.60%	[1]	7.12%	[1]
MSCI ACWI Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 42,611	$ 42,611		$ 42,611		35,694	30,631	36,358	26,107	25,567	25,000
Average Annual Return, Percent	19.38%	10.76%	[1]	9.41%	[1]
Bloomberg Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Aggregate Bond Index
Account Value	$ 26,685	$ 26,685		$ 26,685		$ 26,001	$ 26,247	$ 29,259	$ 29,357	$ 26,997	$ 25,000
Average Annual Return, Percent	2.63%	(0.23%)	[1]	1.11%	[1]

[1]	Class I shares commenced operations on July 26, 2018 and the performance figures include the performance of the Abraham Fortress Fund, LP (the CFTC regulated Predecessor Fund), prior to October 13, 2021.
[2]	Class K shares commenced operations on July 26, 2018 and the performance figures include the performance of the Abraham Fortress Fund, LP (the CFTC regulated Predecessor Fund), prior to October 13, 2021.